Line of Credit (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
	Feb. 13, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Variable rate		8.75%		8.25%
Line of credit		$ 5,000,000		$ 5,000,000
Expiry of line of credit				June 15, 2023
Outstanding amount		5,000,000		$ 4,120,651
Debt issuance costs		$ 7,500	$ 25,431
Revolving Credit Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Variable rate		8.75%
Convertible notes payable	$ 7,000,000
Line of credit facility, maturity date	Jan. 26, 2025
Debt issuance costs	$ 7,500